CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (572)	$ (9,844)	$ (42,301)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash in-process research and development charge			35,286
Depreciation		70	31
Share-based compensation		1,159	525
Realized gain on short-term investments		(128)	(24)
Equity losses in affiliate		63
Unrealized foreign exchange gain		(213)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(35)	(325)	(197)
Related party receivable		(18)
Accounts payable	10	355	303
Accrued expenses and other current liabilities	170	(456)	221
Payable to affiliate		(185)
Net cash used in operating activities	(427)	(9,522)	(6,156)
Cash flows from investing activities:
Note receivable – affiliate	0	(83)
Purchases of property and equipment		(804)	(309)
Software development costs		(427)
Purchase of short-term investments		(21,260)	(4,970)
Proceeds from short-term investments		21,400	4,000
Acquired in-process research and development			(11,021)
Net cash used in investing activities		(1,174)	(12,300)
Cash flows from financing activities:
Gross proceeds from the issuance of ordinary shares	66	17,276	29,111
Payment of offering costs		(1,593)	(1,292)
Proceeds from related-party notes	442		633
Proceeds from PPP Loan		255
Repayment of related-party notes			(1,069)
Net cash provided by financing activities	508	15,938	27,383
Effect of exchange rate changes on cash	1	(150)	(808)
Net increase in cash and cash equivalents	82	5,092	8,119
Cash and cash equivalents, beginning of year		8,201	82
Cash and cash equivalents, end of year	$ 82	13,293	8,201
Supplemental disclosure of cashflow information:
Cash paid for interest			21
Supplemental noncash financing activities:
Ordinary shares issued to acquire Joslin license			24,286
Financing costs in accounts payable and accrued expenses		1,630	$ 450
Software development costs in accounts payable and accrued expenses		177
Purchases of property and equipment in accounts payable.		56
Fair value of services exchanged for equity method investment of which services are recorded as the payable to affiliate		$ 2,000